Commitments and Contingencies (Details Narrative)		1 Months Ended							12 Months Ended
	Dec. 23, 2016 USD ($)	Dec. 20, 2016 USD ($) $ / shares shares	Aug. 31, 2016 shares	Mar. 31, 2016 USD ($)	Feb. 29, 2016 shares	Jan. 31, 2016 USD ($)	Aug. 31, 2015 USD ($) shares	Apr. 30, 2014 ft²	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Jul. 14, 2016 $ / shares
Cost and accumulated amortization included in property and equipment									$ 575,000	$ 501,000
Accrued interest									675,000	632,000
Warrants price per share | $ / shares											$ 9.00
Number of common stock issued for agreement										$ 190,000
Annual compensation for services						$ 100,000
Financial Service Agreements [Member]
Number of common stock issued, shares | shares			8,000		20,667
Financial Service Agreements [Member] | Initial Six Month Term [Member]
Number of common stock issued, shares | shares							17,778
Number of common stock issued for agreement							$ 30,000
Financial Service Agreements [Member] | Additional Six Months [Member]
Number of common stock issued for agreement							$ 30,000
Trooien Capital, LLC [Member]
Payment for settlement agreement		$ 3,100,000
Issuance of warrants to purchase of common stock, shares | shares		333,334
Warrants price per share | $ / shares		$ 8.33
Debt instrument common price per share percent		80.00%
Repayment of debt	$ 3,100,000
Series Subordinated Note [Member]
Interest expense				$ 695,000
Liquidated damages				300,000
Series Subordinated Note [Member]
Outstanding debt				415,000
Penalty per day				$ 500					500
Accrued interest									176,000
December 31, 2017 [Member] | Minimum [Member]
Interest expense									200,000
December 31, 2017 [Member] | Maximum [Member]
Interest expense									$ 300,000
Computer Leases [Member]
Lease term									3 years
Chanhassen [Member]
Area of square feet leases | ft²									22,000
Operating lease description									The lease commenced on May 1, 2012 and extends through January 2022. In addition to the office space, the Company leases certain office furniture and equipment under operating leases through November 2018.
Chanhassen [Member] | Two Vehicles [Member]
Lease term									36 months
Dallas [Member]
Area of square feet leases | ft²								1,812
Operating lease description								The lease commenced on May 1, 2014 and extends through June 30, 2017. The Company has sub-leased the Dallas, Texas office space, commencing on November 19, 2015 and expiring on June 30, 2017.
Operating lease future minimum lease receivables									$ 17,000